Goodwill (Impairment test for goodwill) (Carrying amounts of major goodwill allocated to individual CGUs) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	¥ 15,934,955	¥ 15,572,227	¥ 15,484,120
Yunhe Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	700,346	700,346
Linyi Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	541,307	541,307
Wuhan Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	518,484	518,484
Liaocheng Co-generation [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	339,361	339,361
Tuas Power [member]
Impairment test for goodwill [line items]
Major Goodwill allocated to individual CGUs	¥ 11,190,944	¥ 10,828,216